Income Taxes Temporary Differences And Carryforwards in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Expense from Stock Options Exercised	$ 180
Deferred tax assets
Accrued expenses and reserves	1,175	$ 215
Employee and retiree benefits	438	241
Net operating loss and other credit carryforwards	4,483	2,460
Research and development	85	54
Joint ventures and partnerships	49	10
Deferred Tax Assets, Other	19	12
Gross deferred tax assets	6,249	2,992
Valuation allowances	(3,400)	(1,151)
Net deferred tax assets	2,849	1,841
Net deferred tax asset	925	1,427
Deferred tax liabilities
Property, plant and equipment	87	125
Intangible assets	1,837	289
Net deferred tax liabilities	$ 1,924	$ 414